Operations (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	R$ 11,404,293	R$ 10,364,415
Current liabilities	12,882,966	13,118,009
Non-current assets	43,855,863	46,043,952
Non-current liabilities	16,361,250	17,892,993
Property, plant and equipment	22,411,815	22,661,152
Intangible assets	15,625,041	16,416,548
Total assets	55,260,156	56,408,367
Total liabilities	R$ 29,244,216	31,011,002
Cozani R J Infraestrutura E Rede De Telecomunicacoes S A [Member]
IfrsStatementLineItems [Line Items]
Current assets		1,376,107
Current liabilities		1,900,283
Non-current assets		3,987,996
Non-current liabilities		2,422,684
Long-term receivables		846,823
Property, plant and equipment		2,885,893
Intangible assets		255,280
Net assets		1,041,136
Total assets		5,364,103
Total liabilities		R$ 5,364,103